Cash Distributions and Earnings per Unit - Distributions for all quarters (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	4 Months Ended			6 Months Ended	7 Months Ended		10 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2020	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2022	Oct. 31, 2021
Cash Distributions And Earnings Per Unit
Authorized Quarterly Cash Distribution for three months ended	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Date of record of Common and General Partnership unit Unitholders	Feb. 10, 2023	Feb. 09, 2022	Feb. 09, 2021	Feb. 11, 2020	Nov. 09, 2020	May 09, 2022	May 11, 2021	May 11, 2020	Aug. 10, 2020	Aug. 09, 2022	Aug. 09, 2021	Nov. 08, 2022	Nov. 08, 2021
Payment of Distribution	Feb. 14, 2023	Feb. 11, 2022	Feb. 12, 2021	Feb. 13, 2020	Nov. 13, 2020	May 12, 2022	May 14, 2021	May 14, 2020	Aug. 13, 2020	Aug. 12, 2022	Aug. 12, 2021	Nov. 10, 2022	Nov. 12, 2021
$/ Unit	$ 0.05	$ 0.05	$ 0.05	$ 0.30	$ 0.05	$ 0.05	$ 0.05	$ 0.30	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Amount of declared distribution	$ 1,540	$ 1,541	$ 579	$ 3,365	$ 579	$ 1,541	$ 1,127	$ 3,366	$ 562	$ 1,541	$ 1,368	$ 1,540	$ 1,541